Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue from Contracts with Customers (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 39,729,034		¥ 71,737,814	¥ 204,916,075
Revenue	248,831,457	$ 34,089,770	440,536,632	505,724,311
Subscription revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	15,155,854		16,385,013	59,217,081
Licensing revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	18,124,277		16,683,141	141,957,541
Other services revenue [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	6,448,903		38,669,659	3,741,453
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Other revenue	209,102,423		368,798,818	300,808,236
Revenue from educational content service [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	18,124,277		16,683,141	141,957,541
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	206,568,685		368,742,494	299,803,227
Revenue from educational content service [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	21,604,757		55,054,673	62,958,534
Revenue from IT related solution services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue from contracts with customers	¥ 2,533,738		¥ 56,324	¥ 1,005,009